Convertible Debt and Warrant Liability (Details 2) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Balance at beginning	$ 374
Warrants issued during the period	9,754	1,966
Series A warrants exercised during the period	(3,300)
Unrealized Gain	(4,440)	(1,592)
Balance at end	$ 2,388	$ 374